Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2008	$ 5,960,620	$ 4,240	$ 363,076	$ 3,188,089	$ 2,452,332	$ (151,284)	$ 5,856,453	$ 104,167
Shares issued at Dec. 31, 2008		3,810,540	293,932,036
Proceeds from exercise of options and related tax effects	67,284	103	2,596	64,585			67,284
Shares from exercise of options and related tax effects		73,788	1,814,599
Compensation expense related to stock options	33,746			33,746			33,746
Dividends paid	(231,940)				(231,940)		(231,940)	0
Purchase (sale) of noncontrolling interests	9,791			(3,138)			(3,138)	12,929
Cash contributions from noncontrolling interests	(41,284)							(41,284)
Changes in fair value of noncontrolling interests	(39,816)			(39,816)			(39,816)
Comprehensive income (loss)
Net Income	936,625				891,138		891,138	45,487
Other comprehensive income (loss) - net	103,364					101,560	101,560	1,804
Total comprehensive income	1,039,989						992,698	47,291
Shareholders equity at Dec. 31, 2009	6,798,390	4,343	365,672	3,243,466	3,111,530	(49,724)	6,675,287	123,103
Shares issued at Dec. 31, 2009		3,884,328	295,746,635
Proceeds from exercise of options and related tax effects	102,246	97	3,330	98,819			102,246
Shares from exercise of options and related tax effects		72,840	2,532,366
Compensation expense related to stock options	27,981			27,981			27,981
Dividends paid	(231,967)				(231,967)		(231,967)	0
Purchase (sale) of noncontrolling interests	11,032			(6,263)			(6,263)	17,295
Cash contributions from noncontrolling interests	(54,225)							(54,225)
Changes in fair value of noncontrolling interests	(24,222)			(24,222)			(24,222)
Comprehensive income (loss)
Net Income	1,036,557				978,517		978,517	58,040
Other comprehensive income (loss) - net	(141,881)					(144,321)	(144,321)	2,440
Total comprehensive income	894,676						834,196	60,480
Shareholders equity at Dec. 31, 2010	7,523,911	4,440	369,002	3,339,781	3,858,080	(194,045)	7,377,258	146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	88,546	12	2,647	85,887			88,546
Shares from exercise of options and related tax effects		8,523	1,885,921
Compensation expense related to stock options	29,071			29,071			29,071
Dividends paid	(280,649)				(280,649)		(280,649)
Purchase (sale) of noncontrolling interests	3,789			(5,873)			(5,873)	9,662
Cash contributions from noncontrolling interests	(59,066)							(59,066)
Changes in fair value of noncontrolling interests	(86,233)			(86,233)			(86,233)
Comprehensive income (loss)
Net Income	1,134,405				1,071,154		1,071,154	63,251
Other comprehensive income (loss) - net	(292,757)					(291,722)	(291,722)	(1,035)
Total comprehensive income	841,648						779,432	62,216
Shareholders equity at Dec. 31, 2011	$ 8,061,017	$ 4,452	$ 371,649	$ 3,362,633	$ 4,648,585	$ (485,767)	$ 7,901,552	$ 159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922